LEGG MASON PARTNERS EQUITY TRUST

SUPPLEMENT DATED MAY 21, 2012

TO THE STATEMENT OF ADDITIONAL INFORMATION DATED MAY 31, 2011 OF

LEGG MASON INVESTMENT COUNSEL SOCIAL AWARENESS FUND

The following language replaces the section of the fund’s Statement of Additional Information titled “Investment Management and Other Services – Portfolio Managers – Other Accounts Managed by the Portfolio Managers”:

Portfolio Managers

The following tables set forth certain additional information with respect to the portfolio manager for the fund. Unless noted otherwise, all information is provided as of January 31, 2012.

Other Accounts Managed by the Portfolio Managers

The table below identifies the portfolio managers, the number of accounts (other than the fund) for which the portfolio managers have day-to-day management responsibilities and the total assets in such accounts, within each of the following categories: registered investment companies, other pooled investment vehicles, other accounts and, if applicable, the number of accounts and total assets in the accounts where fees are based on performance.

	Type of Account	Number of Accounts Managed	Total Assets Managed ($)	Number of Accounts Managed for which Advisory Fee is Performance-Based	Assets Managed for which Advisory Fee is Performance- Based ($)

Ronald T. Bates	Registered investment companies Other pooled investment vehicles Other accounts	1 None 327	35.9 million None 768.6 million	None None None	None None None

Aimee M. Eudy	Registered investment companies Other pooled investment vehicles Other accounts	None None None	None None None	None None None	None None None None

The following language replaces the section of the fund’s Statement of Additional Information titled “Investment Management and Other Services – Portfolio Managers – Portfolio Manager Securities Ownership”:

Portfolio Managers Securities Ownership

The table below identifies ownership of the fund’s securities by the portfolio managers as of January 31, 2012.

Portfolio Manager	Dollar Range of Ownership of Securities ($)
Ronald T. Bates	Over 100,000
Aimee M. Eudy	None

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